CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
Ordinary share, par value (in dollars per share)	$ 0.015	$ 0.015
Revenue recognized	$ 800	$ 100	$ 100
Selling expenses recognized		40	1,300
Allowances for credit loss	582	(39)	$ (1,315)
Services including related parties amount	$ 111	7
Other nonoperating income (expense) related party		$ 32